UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-3934
                                  ---------------------------------
        Tuxis Corporation
     --------------------------------------------------------------
        (Exact name of registrant as specified in charter)

        11 Hanover Square, New York, NY               10005
     --------------------------------------------------------------
        (Address of principal executive offices)     (Zipcode)

        Thomas B. Winmill, General Counsel
        11 Hanover Square
        New York, NY 10005
     --------------------------------------------------------------
        (Name and address of agent for service)

Registrant's telephone number, including area code:  212-785-9300
                                                   ----------------

Date of fiscal year end:  12/31
                        ------------------
Date of reporting period:  1/1/05 - 06/30/05
                         ---------------------------

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

Item 1. Report to Shareholders

TUXIS(R)
CORPORATION

SEMI-ANNUAL REPORT
June 30, 2005

                                                                American Stock
                                                                Exchange Symbol:
                                                                TUX

www.tuxis.com

[LETTER HEAD OF TUXIS CORPORATION]

                                                                   July 19, 2005

Fellow Stockholders:

        It is a pleasure to welcome the new stockholders who have made their investment in Tuxis Corporation since our last Report.

                      Tuxis Reports Real Estate Acquisition

        Following through on stockholders' approval to change the nature of the Company's business so as to cease to be an investment company and to concentrate on the acquisition of real estate and related services, Company management is pleased to report, as was previously announced in its March 11, 2005 press release, that through a wholly-owned subsidiary, Winmark Properties I LLC, it has acquired a 215 acre parcel of undeveloped land located in Clinton Corners and Millbrook, New York as part of its program to acquire and operate real estate properties. Tuxis plans to develop the property over time, initially focusing on road building and landscaping in conjunction with creating the master site plan for the entire property. This acquisition is in the same general area of northern Dutchess County in New York as its commercial properties.

                          Tuxis Reports Property Lease

        As was previously announced in its May 20, 2005 press release, Company management is pleased to report that its subsidiary, Tuxis Real Estate II LLC, has leased its 1,875 square foot commercial property in Mabbettsville, New York as part of its program to acquire and operate real estate properties. Tuxis announced that it has executed a five year lease with an experienced and quality tenant for a food service and restaurant operation commencing April 1, 2005 with aggregate lease payments of over $225,000. Tuxis purchased the property for $345,000. This property adjoins other commercial property owned by Tuxis and is part of an overall redevelopment and enhancement of the site. Tuxis may seek to further expand its property holdings in this growing area, approximately 90 miles north of New York City.

        Management has conducted and continues to focus on an ongoing business review, development, and acquisition program. Company management is reviewing a number of real estate acquisition candidates and anticipates additional transactions in the future.

                        Tuxis Deregistration Application

        As previously announced, Tuxis has applied to the Securities and Exchange Commission to deregister as an investment company. If the application is granted, Tuxis would intend to continue as a publicly-held operating company listed on the American Stock Exchange, subject to the reporting and other requirements of the Securities Exchange Act of 1934.

        For the six months ending June 30, 2005, the Company's total market return was 19.18% on a net asset value total return of (3.24)%.

        Sharing your optimism about the Company's potential, management and its affiliates own approximately 25% of the Company's outstanding shares.

                                   Sincerely,

           /s/ Bassett S. Winmill             /s/ Mark C. Winmill
           -------------------------          -------------------------
           Bassett S. Winmill                 Mark C. Winmill
           Chairman                           President

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS:
  Short term holdings at market value
    (cost: $5,662,613) (note 2) ................................  $   5,662,613
  Real estate interests at fair value
    (cost: $3,270,993) (notes 9 and 10) ........................      3,214,762
                                                                  -------------
    Total holdings (cost: $8,933,606) ..........................      8,877,375
                                                                  -------------
  Cash .........................................................         50,000
  Other assets .................................................          8,933
                                                                  -------------
      Total assets .............................................      8,936,308
                                                                  -------------
LIABILITIES:
  Accrued employee costs (note 4) ..............................         39,000
  Accrued professional fees ....................................         25,511
  Accounts payable - affiliate (note 7) ........................         24,000
  Accrued expenses .............................................         31,644
                                                                  -------------
      Total liabilities ........................................        120,155
                                                                  -------------
NET ASSETS: (applicable to 983,776
  shares outstanding: 1,000,000,000
  shares of $.01 par value authorized)..........................  $   8,816,153
                                                                  =============

NET ASSET VALUE PER SHARE
  ($8,816,153 / 983,776 shares outstanding) ....................  $        8.96
                                                                  =============
At June 30, 2005, net assets consisted of:
  Paid-in capital ..............................................  $   8,884,641
  Accumulated net realized loss
   on holdings .................................................        (12,257)
  Net unrealized depreciation on holdings ......................        (56,231)
                                                                  -------------
                                                                  $   8,816,153
                                                                  =============
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INCOME:
  Dividend income ..............................................  $      74,898
  Rental income ................................................          9,265
                                                                  -------------
    Total income ...............................................         84,163
                                                                  -------------
EXPENSES:
  Salaries and employee costs (note 4) .........................        191,684
  Administrative services (note 7) .............................         33,996
  Directors ....................................................         28,000
  Professional fees ............................................         26,518
  Property maintenance .........................................          8,458
  Exchange listing .............................................          6,050
  Transfer agent ...............................................          5,523
  Custodian ....................................................          4,774
  Other ........................................................         20,689
                                                                  -------------
      Total expenses ...........................................        325,692
                                                                  -------------
      Net loss .................................................       (241,529)
                                                                  -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON HOLDINGS:
  Unrealized depreciation on holdings
    during the period ..........................................        (56,231)
                                                                  -------------
    Net decrease in net assets resulting
      from operations ..........................................  $    (297,760)
                                                                  =============

See accompanying notes to financial statements.

                                        3                      TUXIS CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2005 (Unaudited) and the Year Ended December 31, 2004

                                                                                    Six Months           Year
                                                                                      Ended             Ended
                                                                                  June 30, 2005      December 31,
                                                                                   (Unaudited)           2004
                                                                                  -------------     -------------
OPERATIONS
  Net loss .....................................................................  $    (241,529)    $    (381,113)
  Net realized gain on holdings ................................................              -         1,502,507
  Unrealized appreciation (depreciation) on holdings during the period .........        (56,231)         (828,738)
                                                                                  -------------     -------------
    Net change in net assets resulting from operations .........................       (297,760)          292,656
                                                                                  -------------     -------------
DISTRIBUTIONS TO STOCKHOLDERS:
  Tax return of capital distributions ($0.00 and
   $0.15 per share, respectively) ..............................................              -          (146,333)

CAPITAL SHARE TRANSACTIONS:
  Increase in net assets resulting from reinvestment of distributions
   (0 and 8,221 shares, respectively) ..........................................              -            78,174
                                                                                  -------------     -------------
        Total change in net assets .............................................       (297,760)          224,497
NET ASSETS:
  Beginning of period ..........................................................      9,113,913         8,889,416
                                                                                  -------------     -------------
  End of period ................................................................  $   8,816,153     $   9,113,913
                                                                                  =============     =============

                SCHEDULE OF HOLDINGS - June 30, 2005 (Unaudited)

Percentage                                                             Fair
 Interest                                                              Value
----------                                                         -------------
              REAL ESTATE INTERESTS (36.21%)
      100%    Tuxis Real Estate I LLC ...........................  $     872,752
      100%    Tuxis Real Estate II LLC ..........................        369,230
      100%    Tuxis Real Estate Brokerage LLC ...................          1,061
      100%    Tuxis Operations LLC ..............................              -
      100%    Winmark Properties I LLC ..........................      1,971,719
                                                                   -------------
                  Total real estate interests
                    (cost: $3,270,993) ..........................      3,214,762
                                                                   -------------

                                                                       Market
 Par Value                                                             Value
----------                                                         -------------
              SHORT TERM HOLDINGS (63.79%)
$5,662,613    SSgA Money Market Fund ............................      5,662,613
                                                                   -------------
                  Total short term investments
                   (cost: $5,662,613) ...........................      5,662,613
                                                                   -------------
                      Total Holdings (cost: $8,933,606) .........  $   8,877,375
                                                                   =============

TUXIS CORPORATION                       4
                                 See accompanying notes to financial statements.

                    Notes to Financial Statements (Unaudited)

(1) Tuxis Corporation (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, ("1940 Act"), as a closed-end management investment company. The Company has received Board of Directors and stockholder approval to change the nature of its business so as to cease to be an investment company and on May 3, 2004 filed an application with the SEC to de-register, although there can be no assurance that the application will be successful. The Company's shares are listed on the American Stock Exchange.

(2) The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. With respect to security valuation, securities listed or traded on a national securities exchange or the Nasdaq National Market System ("NMS") are valued at the last quoted sales price on the day the valuations are made. Such listed securities that are not traded on a particular day and securities traded in the over-the-counter market that are not on the NMS are valued at the mean between the current bid and asked prices. Certain of the securities which the Company holds are priced through pricing services which may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds which offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Interest income and rental income are recorded on the accrual basis. Securities for which market quotations are not readily available or reliable and other assets may be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Assets for which no market quotations exist comprise approximately 36% of the Company's net assets. As a general principle, the current "fair value" of an asset would be the amount the Company might reasonably expect to receive for it upon its current sale, in an orderly manner. There is a range of values that are reasonable for such assets at any particular time. Generally, cost at purchase, which reflects an arm's length transaction, is the primary factor used to determine fair value until significant developments affecting the holding (such as results of operations or changes in general market conditions) provide a basis for use of an appraisal valuation. In determining the "cost" of real estate properties, the Company relies on current accounting guidelines set forth in Financial Accounting Standards No. 67 - "Accounting for Costs and Initial Rental Operations of Real Estate Projects" and, as a general principle, costs clearly associated with the acquisition, development, and construction of a real estate project are capitalized as a cost of that project. Indirect project costs that relate to several projects are capitalized and allocated to the projects to which the costs relate. Such purchase cost and subsequent capitalized costs are, however, subject to fair valuation and impairment charges. Appraisal valuations are based upon such factors as book value, earnings, cash flow, the market prices for similar interests in comparable assets, an assessment of the asset's current and future financial prospects, ownership agreements, and various other factors and assumptions, such as discount rates, valuation multiples, and future growth projections. Additional factors which might be considered include: financial standing of the issuer; the business and financial plan of the issuer and comparison of actual results with the plan; size of position held and the liquidity of the market; contractual restrictions on disposition; pending public offering with respect to the financial instrument; pending reorganization activity affecting the financial instrument (such as merger proposals, tender offers, debt restructurings, and conversions); ability of the issuer to obtain needed financing; changes in the economic conditions affecting the issuer; a recent purchase or sale of a security of the issuer. In the case of unsuccessful operations, the appraisal may be based upon liquidation value. Appraisal valuations are necessarily subjective and management's estimate of values may differ materially from amounts actually received upon the disposition of the holding. The Board of Directors reviews valuation methodologies on a quarterly basis to determine their appropriateness and may also hire independent firms to review management's methodology of valuation or to conduct an independent valuation. At the end of each month, the Company adjusts its net asset value for the changes in the value of its assets with market quotations and material changes in the value of its other assets and determines the current net asset value.

The Company continuously evaluates opportunities to maximize the valuation of its holdings. In that regard, the Company periodically evaluates potential acquisitions, financing transactions, strategic alliances, and sale

                                        5                      TUXIS CORPORATION

                    Notes to Financial Statements (Unaudited)

opportunities involving its assets. These transactions and activities are generally not disclosed to the Company's stockholders and the investing public until such time as the transactions are publicly announced or completed, as the case may be. Any such pending transaction could have an impact on the future valuation of a holding.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3) The Company continues to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies (the "RIC requirements") and to distribute all its taxable investment income and net capital gains, if any, after utilization of any capital loss carryforward, to its stockholders. Therefore no Federal income tax provision is required. The Company may not so comply with the RIC requirements including payment of distributions for the remainder of 2005 or in later years. At December 31, 2004, the Company had an unused capital loss carryforward of $12,257, which expires in 2011. The U.S. federal income tax basis of the Company's holdings at June 30, 2005, was $8,933,606 and net unrealized depreciation was $56,231 comprised of gross unrealized appreciation of $1,082 and gross unrealized depreciation of $57,313.

(4) The Company retained CEF Advisers, Inc. ("CEF") as its Investment Manager. Under the terms of the investment management agreement, CEF received a management fee computed weekly and paid monthly in arrears at the annual rate of 0.60% of the first $500 million and 0.50% over $500 million of the Company's net assets. The fee was calculated by determining net assets on each Friday and applying the applicable rate to such amount for the number of days in the week. Pursuant to approval of stockholders at a special meeting adjourned to November 7, 2001, the investment management agreement with CEF was terminated effective at the end of business on November 30, 2001. Commencing December 1, 2001, the Company's officers (who are similar to those of CEF) assumed the management of the Company's affairs, including portfolio management, subject to the oversight and final direction of the Board of Directors. Compensation of Company personnel was set in the aggregate amount of $200,000 per year effective December 1, 2001, $300,000 per year effective October 2, 2002, $350,000 per year effective January 1, 2004, and $435,000 per year effective January 1, 2005, and may be further changed from time to time at the discretion of the Board of Directors. Bonuses aggregating $20,000 and $75,000 were authorized by the Board of Directors in, respectively, 2003 and 2004.

(5) There were no purchases or sales of securities during the six months ended June 30, 2005. The Company has an arrangement with its custodian whereby interest earned on cash balances is used to offset a portion of the Company's expenses. There were no custody credits earned during the six months ended June 30, 2005.

(6) The distribution paid to stockholders in the amount of $146,333 for the year ended December 31, 2004, was characterized as a return of capital for tax purposes.

 As of December 31, 2004, the component of distributable earnings on a tax basis was all capital loss carry-forward in the amount of $12,257.

(7) Certain officers and directors of the Company are officers and directors of Investor Service Center, Inc. ("ISC") and an affiliated group (the "Group"). At June 30, 2005, ISC owned 224,666 shares of the Company. The Company shares office space and various administrative and other support functions with the Group and pays an allocated cost based on an assessment of use and other factors. At June 30, 2005, the Company reimbursed the Group $33,996 for these costs.

TUXIS CORPORATION                       6

              Notes to Financial Statements (Unaudited) (concluded)

(8) There are 1,000,000,000 shares of $.01 par value common stock authorized and 983,776 shares of common stock were outstanding at June 30, 2005. There were no transactions in capital stock for the six months ended June 30, 2005.

(9) During the six months ended June 30, 2005, the Company acquired a real estate interest at a purchase price aggregating $1,959,412. Subsequent to purchase, the Company capitalized certain costs, including salaries of $7,500 and other services of $4,807 in connection with the development of this real estate interest. This real estate interest has been valued at fair value under procedures established by the Company's Board of Directors.

(10) Regarding concentration of credit risk, Tuxis is following through on Board and stockholder approval to change the nature of the Company's business so as to cease to be an investment company and to concentrate in real estate and related services. While such activities are consistent with the Company's expressed intention of deregistering under the 1940 Act, they are likely to require a substantial amount of the Company's assets, and the concentration of the Company's assets in a particular holding or industry. Such concentration will increase the risk of loss to the Company as a result of the negative results or financial condition of any particular holding and/or industry. At June 30, 2005 approximately 36% of the Company's total net assets were devoted to real estate.

                                        7                     TUXIS CORPORATION

                              FINANCIAL HIGHLIGHTS

                                                   Six Months
                                                      Ended                        Years Ended December 31,
                                                  June 30, 2005  -----------------------------------------------------------------
                                                   (Unaudited)      2004         2003          2002         2001           2000
                                                  -------------  ---------    ----------    ----------    ---------     ----------
PER SHARE DATA
Net asset value at beginning of period ..........  $    9.26     $    9.11    $    10.04    $    11.14    $    13.29    $    15.19
                                                   ---------     ---------    ----------    ----------    ----------    ----------
Income from operations:
  Net income (loss) .............................       (.25)         (.39)         (.35)         (.04)          .67           .43
                                                   ---------     ---------    ----------    ----------    ----------    ----------
  Net realized and unrealized gain (loss) .......       (.05)          .69           .02          (.05)        (1.56)         (.88)
                                                   ---------     ---------    ----------    ----------    ----------    ----------
  Total from operations .........................       (.30)          .30          (.33)         (.09)         (.89)         (.45)
                                                   ---------     ---------    ----------    ----------    ----------    ----------
Less distributions:
  Distributions to stockholders .................          -             -             -          (.83)         (.67)         (.72)
  Tax return of capital to stockholders .........          -          (.15)         (.60)         (.18)         (.59)         (.73)
                                                   ---------     ---------    ----------    ----------    ----------    ----------
    Total distributions .........................          -          (.15)         (.60)        (1.01)        (1.26)        (1.45)
                                                   ---------     ---------    ----------    ----------    ----------    ----------
Per share net asset value at end of period ......  $    8.96     $    9.26    $     9.11    $    10.04    $    11.14    $    13.29
                                                   =========     =========    ==========    ==========    ==========    ==========
Per share market value at end of period .........  $    8.76     $    7.35    $     7.77    $     9.90    $     9.88    $    11.50
                                                   =========     =========    ==========    ==========    ==========    ==========
TOTAL RETURN ON NET ASSET VALUE BASIS (a) .......      (3.24)%        3.25%        (2.74)%        (.91)%       (6.40)%        (.86)%
                                                   =========     =========    ==========    ==========    ==========    ==========
TOTAL RETURN ON MARKET VALUE BASIS (a) ..........      19.18%        (3.91)%      (15.87)%       10.17%        (4.06)%       13.31%
                                                   =========     =========    ==========    ==========    ==========    ==========
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's omitted) .....  $   8,816     $   9,114    $    8,889    $    9,454    $    9,947    $   11,239
                                                   =========     =========    ==========    ==========    ==========    ==========
Ratio of expenses before loan interest and
  nonrecurring expenses to average net assets ...       7.28%*+       5.09%+        5.72%         3.85%         2.35%         1.97%
                                                   =========     =========    ==========    ==========    ==========    ==========
Ratio of total expenses to average
 net assets (b) .................................       7.28%*        5.09%         5.72%         3.86%         2.54%         2.16%
                                                   =========     =========    ==========    ==========    ==========    ==========
Ratio of net income (loss) to
 average net assets .............................      (5.40)%*      (3.98)%       (3.63)%        (.40)%        2.83%         3.07%
                                                   =========     =========    ==========    ==========    ==========    ==========
Portfolio turnover rate .........................          0%            0%           40%           22%           38%          116%
                                                   =========     =========    ==========    ==========    ==========    ==========

(a) Total return on market value basis is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Company's dividend reinvestment plan. Generally, total return on net asset value basis will be higher than total return on market value basis in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total return on net asset value basis will be lower than total return on market value basis in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total return calculated for a period of less than one year is not annualized. The calculation does not reflect brokerage commissions, if any.

(b) Ratio after the reduction of custodian fees under a custodian agreement was 2.19%, for the year ended December 31, 2000.

*    Annualized.

+ The Company discontinued its committed bank line of credit in 2004 and incurred no borrowings for the year ended December 31, 2004.

TUXIS CORPORATION                      8

The additional information below and on the following pages is supplemental and not part of the financial statements of the Company.

                                 PRIVACY POLICY

Tuxis Corporation recognizes the importance of protecting the personal and financial information of its stockholders. We consider each stockholder's personal information to be private and confidential. This describes the practices followed by us to protect our stockholders' privacy. We may obtain information about you from the following sources: (1) information we receive from you on forms and other information you provide to us whether in writing, by telephone, electronically or by any other means; (2) information regarding your transactions with us, our corporate affiliates, or others. We do not sell stockholder personal information to third parties. We will collect and use stockholder personal information only to service stockholder accounts. This information may be used by us in connection with providing services or financial products requested by stockholders. We will not disclose stockholder personal information to any nonaffiliated third party except as permitted by law. We take steps to safeguard stockholder information. We restrict access to nonpublic personal information about you to those employees and service providers who need to know that information to provide products or services to you. With our service providers we maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Even if you are no longer a stockholder, our Privacy Policy will continue to apply to you. We reserve the right to modify, remove or add portions of this Privacy Policy at any time.

                               QUARTERLY HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's Internet site at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room. Copies of this information can be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The Company's Investment Company Act file number is 811-03934. The Company makes the information on Form N-Q available to stockholders upon request free of charge by e-mail request to info@tuxis.com or by calling the Company collect at 1-212-785-9300.

                                  PROXY VOTING

The Company's Proxy Voting Guidelines (the "Guidelines") as well as its voting record for the 12 months ended December 31, 2004, are available without charge, by calling the Company collect at 1-212-785-9300 and on the SEC's website at http://www.sec.gov. The Guidelines are also posted on the Company's website at http://www.tuxis.com.

Additional Information                  9                      TUXIS CORPORATION

                           DIVIDEND REINVESTMENT PLAN

The Company has adopted a Dividend Reinvestment Plan (the "Plan"). Under the Plan, each dividend and capital gain distribution, if any, declared by the Company on outstanding shares will, unless elected otherwise by each stockholder by notifying the Company in writing at any time prior to the record date for a particular dividend or distribution, be paid on the payment date fixed by the Board of Directors or a committee thereof in additional shares. If the Market Price (as defined below) per share is equal to or exceeds the net asset value per share at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gain distribution (the "Valuation Date"), participants will be issued additional shares equal to the amount of such dividend divided by the greater of that NAV per share or 95% of that Market Price per share. If the Market Price per share is less than such net asset value on the Valuation Date, participants will be issued additional shares equal to the amount of such dividend divided by the Market Price. The Valuation Date is the day before the dividend or distribution payment day or, if that date is not an American Stock Exchange trading day, the next trading day. For all purposes of the Plan: (a) the Market Price of the shares on a particular date shall be the average closing market price on the five trading days the shares traded ex-dividend on the Exchange prior to such date or, if no sale occurred on any of these days, then the mean between the closing bid and asked quotations for the shares on the Exchange on such day, and (b) net asset value per share on a particular date shall be as determined by or on behalf of the Company.

TUXIS CORPORATION                      10                Additional Information

                                  WWW.TUXIS.COM

Visit us on the Internet at www.tuxis.com. The site provides information about the Company including market performance, net asset value (NAV), press releases, and stockholder reports. For further information, you can email us at info@tuxis.com. The Company is a member of the Closed-End Fund Association
(CEFA). Its web-site address is www.cefa.com. CEFA is solely responsible for the content of its website.

                            COMPANY INFORMATION

Tuxis Corporation                               Tuxis Operations LLC
11 Hanover Square        3814 Route 44          Tuxis Real Estate Brokerage LLC
New York, NY 10005       Millbrook, NY 12545    Tuxis Real Estate I LLC
Tel 1-212-785-9300       Tel 1-845-677-2700     Tuxis Real Estate II LLC
Fax 1-212-363-1101       Fax 1-845-677-2800     Winmark Properties I LLC

                                HOLDINGS ANALYSIS

[GRAPHIC APPEARS HERE]                   Short Term Holdings        63.79%
                                         Real Estate Interests      36.21%
                                                                   ------
                                                                   100.00%

This report, including the financial statements herein, is transmitted to the stockholders of the Company for their information. The financial information included herein is taken from the records of the Company. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Company or any securities mentioned in this report. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Company may purchase at market prices from time to time shares of its common stock in the open market.

Additional Information                 11                      TUXIS CORPORATION

                             DIRECTORS AND OFFICERS


DIRECTORS                                           OFFICERS

BASSETT S. WINMILL                                  MARK C. WINMILL
Executive Chairman                                  President

RUSSELL E. BURKE, III*                              THOMAS B. WINMILL, Esq.
                                                    General Counsel
PETER M. KUHLMANN*
                                                    THOMAS O'MALLEY
                                                    Chief Financial Officer
FREDERICK A. PARKER, JR.*
                                                    WILLIAM G. VOHRER
MARK C. WINMILL                                     Treasurer

                                                    ROBERT J. MATHERS
                                                    Vice President, Operations

                                                    MONICA PELAEZ, Esq.
                                                    Vice President, Secretary

                                                    HEIDI KEATING
                                                    Vice President

*    Member, Audit Committee and
     Governance, Compensation and
     Nominating Committee

TUXIS CORPORATION                      12

TUXIS CORPORATION

11 Hanover Square
New York, NY 10005

Printed on recycled paper

TUX-SAR-6/05

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) The Code of Ethics - not applicable for filing of Semi-Annual Reports to Shareholders.

     (a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Tuxis Corporation

                                By:   /s/ Mark C. Winmill
                                   ---------------------------------------------
                                      Mark C. Winmill, President

                                Date: September 7, 2005

                                By:   /s/ Thomas O'Malley
                                   ---------------------------------------------
                                      Thomas O'Malley, Chief Financial Officer

                                Date: September 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                By:   /s/ Mark C. Winmill
                                   ---------------------------------------------
                                      Mark C. Winmill, President

                                Date: September 7, 2005

                                By:   /s/ Thomas O'Malley
                                   ---------------------------------------------
                                      Thomas O'Malley, Chief Financial Officer

                                Date: September 7, 2005